                     File Nos. 811-4906 and 33-10238




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]

                     Post-Effective Amendment No.  26               [ X ]

                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]

                           Amendment No.  26                        [ X ]

                  (Check appropriate box or boxes)

                 PREMIER STATE MUNICIPAL BOND FUND
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                            Mark N. Jacobs, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

__X__ immediately upon filing pursuant to paragraph (b)

____ on ______________  pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485

Registrant has registered an indefinite number of shares of its Beneficial Interest under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended April 30, 1996 was filed June 26, 1996.

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: CONNECTICUT SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        1,483,724 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,003 (Determined on the basis of the closing price on December 10, 1996; i.e. $12.53 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        1,483,724 X $12.53 =      $18,591,062

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:           1,457,387 X $12.53 =      $18,261,059
                                          26,337 X $12.53 =      $   330,003

       Fee at 1/33 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: FLORIDA SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        1,676,417 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,001 (Determined on the basis of the closing price on December 6, 1996; i.e. $15.05 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        1,676,417 X $15.05 =      $25,230,076

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:           1,654,490 X $15.05 =      $24,900,075
                                          21,927 X $15.05 =      $   330,001

       Fee at 1/33 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: GEORGIA SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

         83,464 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,002 (Determined on the basis of the closing price on December 6, 1996; i.e. $14.02 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          83,464 X $14.02 =        $1,170,165

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:             59,926 X $14.02 =        $  840,163
                                         23,538 X $14.02 =        $  330,002

       Fee at 1/33 of 1%                                          $      100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: MARYLAND SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        1,729,867 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,007 (Determined on the basis of the closing price on December 6, 1996; i.e. $13.41 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        1,729,867 X $13.41 =      $23,197,517

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:           1,705,258 X $13.41 =      $22,867,510
                                          24,609 X $13.41 =      $   330,007

       Fee at 1/33 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: MASSACHUSETTS SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        349,537 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,003 (Determined on the basis of the closing price on December 6, 1996; i.e. $12.10 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          349,537 X $12.10 =       $4,229,398

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:             322,264 X $12.10 =       $3,899,395
                                          27,273 X $12.10 =       $  330,003

       Fee at 1/33 of 1%                                          $      100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: MICHIGAN SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

          654,495 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $329,997 (Determined on the basis of the closing price on December 5, 1996; i.e. $16.07 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          654,495 X $16.07 =      $10,517,728

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:             633,960 X $16.07 =      $10,187,731
                                          20,535 X $16.07 =      $   329,997

       Fee at 1/33 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: MINNESOTA SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

          529,299 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,005 (Determined on the basis of the closing price on December 5, 1996; i.e. $15.96 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:           529,299 X $15.96 =      $8,447,614

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:              508,622 X $15.96 =      $8,117,609
                                           20,677 X $15.96 =      $  330,005

       Fee at 1/33 of 1%                                          $      100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: NORTH CAROLINA SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

          300,603 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,006 (Determined on the basis of the closing price on December 5, 1996; i.e. $14.05 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          300,603 X $14.05 =      $4,223,473

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:             277,115 X $14.05 =      $3,893,467
                                          23,488 X $14.05 =      $  330,006

       Fee at 1/33 of 1%                                         $      100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: NORTH CAROLINA SERIES - CLASS B

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

           42,601 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,007 (Determined on the basis of the closing price on December 5, 1996; i.e. $13.41 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          42,601 X $13.41 =         $571,286

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:             17,992 X $13.41 =         $241,279
                                         24,609 X $13.41 =         $330,007

       Fee at 1/33 of 1%                                           $    100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: OHIO SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

         1,110,421 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,002 (Determined on the basis of the closing price on December 5, 1996; i.e. $13.43 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        1,110,421 X $13.43 =      $14,912,949

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:           1,085,849 X $13.43 =      $14,582,947
                                          24,572 X $13.43 =      $   330,002

       Fee at 1/33 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: PENNSYLVANIA SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

          240,700 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,014 (Determined on the basis of the closing price on December 10, 1996; i.e. $17.19 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        240,700 X $17.19 =         $4,137,633

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:           221,502 X $17.19 =         $3,807,619
                                        19,198 X $17.19 =         $  330,014

       Fee at 1/33 of 1%                                          $      100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: TEXAS SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        276,341 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,003 (Determined on the basis of the closing price on December 10, 1996; i.e. $22.20 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate

                                                                Offering Price

       Total Shares Registered:          276,341 X $22.20 =       $6,134,770

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:             261,476 X $22.20 =       $5,804,767
                                          14,865 X $22.20 =       $  330,003

       Fee at 1/33 of 1%                                          $      100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: VIRGINIA SERIES - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        135,198 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $330,007 (Determined on the basis of the closing price on December 10, 1996; i.e. $17.69 per share (See Note Below))

F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          135,198 X $17.69 =       $2,391,653

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:             116,543 X $17.69 =       $2,061,646
                                          18,655 X $17.69 =       $  330,007

       Fee at 1/33 of 1%                                          $      100

                       CONSENT OF STROOCK & STROOCK & LAVAN




    The Consent of Stroock & Stroock & Lavan, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 23rd day of December, 1996 .

                           PREMIER STATE MUNICIPAL BOND FUND

                            BY:   /s/ Marie E. Connolly*
                               MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                TITLE

/s/ Marie E. Connolly*           President and Treasurer
Marie E. Connolly                (Principal Executive, Financial
                                   and Accounting Officer)

/s/ Joseph S. DiMartino*         Chairman of the Board
Joseph S. DiMartino

/s/ Clifford L. Alexander, Jr.*  Trustee
Clifford L. Alexander, Jr.

/s/ Peggy C. Davis*              Trustee
Peggy C. Davis

/s/ Ernest Kafka*                Trustee
Ernest Kafka

/s/ Saul B. Klaman*              Trustee
Saul B. Klaman

/s/ Nathan Leventhal*            Trustee
Nathan Leventhal




*BY: /s/ Elizabeth A. Bachman
     Elizabeth A. Bachman, Attorney-in-Fact